Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 184,452	$ 129,829
Investments in marketable securities available-for-sale	10,157	18,511
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts of $1,548 and $2,931 at December 31, 2015 and 2016, respectively	190,998	177,198
Inventories	149,748	171,374
Deferred income taxes	5,065	3,306
Restricted cash, cash equivalents and marketable securities	138,200	180,442
Other receivable from related party	7,150	0
Prepaid expenses and other current assets	17,195	17,175
Total current assets	702,965	697,835
Investment in non-marketable equity securities	12,242	11,211
Equity method investments	2,362	3,648
Property, plant and equipment, net	48,172	54,461
Deferred income taxes	1,050	871
Goodwill	28,138	28,138
Other intangible assets, net	3,170	4,161
Restricted marketable securities	124	121
Other assets	1,411	1,891
Total non current asset	96,669	104,502
Total assets	799,634	802,337
Current liabilities:
Short-term debt	138,000	180,000
Accounts payable	142,269	124,423
Accounts payable to related party	576	0
Income taxes payable	14,155	12,139
Deferred income taxes	25	138
Other accrued expenses and other current liabilities	29,721	36,030
Total current liabilities	324,746	352,730
Income taxes payable	519	1,148
Accrued pension liabilities	1,064	1,063
Deferred income taxes	60	123
Other liabilities	1,438	2,276
Total liabilities	327,827	357,340
Redeemable noncontrolling interest	3,656	3,656
Himax Technologies, Inc. stockholders’ equity:
Ordinary shares, US$0.3 par value, 1,000,000,000 shares authorized; 356,699,482 shares issued; and 343,815,424 shares and 344,007,418 shares outstanding at December 31, 2015 and 2016, respectively	107,010	107,010
Additional paid-in capital	106,350	105,355
Treasury shares, at cost (12,884,058 shares and 12,692,064 shares at December 31, 2015 and 2016, respectively)	(9,020)	(9,157)
Accumulated other comprehensive loss	(2,467)	(1,879)
Unappropriated retained earnings	265,860	237,375
Total Himax Technologies, Inc. stockholders’ equity	467,733	438,704
Noncontrolling interests	418	2,637
Total equity	468,151	441,341
Commitments and contingencies
Total liabilities, redeemable noncontrolling interest and equity	$ 799,634	$ 802,337